FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended :  June 30, 2002

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		June 30, 2002

Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		45

Form 13F Information Table Value Total:		$135385

FORM 13F INFORMATION TABLE

Name of Issuer
Title
of
Class
Cusip
Value
(1,000)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
ALDERWOODS GROUP
COM
014383103
    758
100000
DEFINED
X


ALLIANCE SEMICON
COM
01877H100
    355
50000
DEFINED 01
X


ALLTEL
COM
020039103
  2585
55000
DEFINED 01
X


ALLTEL
COM
020039103
  1739
37000
DEFINED 01


X
AMERICAN PWR CONV
COM
029066107
    316
25000
DEFINED 01
X


AT&T WIRELESS
COM
00201A106
  1494
255307
DEFINED 01
X


AT&T WIRELESS
COM
00209A106
    293
50000
DEFINED 01


X
AT&T
COM
001957109
    479
44773
DEFINED 01


X
BIG DOG HLDINGS
COM
089128102
    986
296000
DEFINED 01
X


BURLINGTON RES
COM
122014103
  3800
100000
DEFINED 01
X


BURLINGTON RES
COM
122014103
  1900
50000
DEFINED 01


X
CAPITAL AUTOMOTIV
COM
139733109
  7137
299100
DEFINED 01
X


CAPITAL AUTOMOTIV
COM
139733109
  1193
50000
DEFINED 01


X
CHINA YUCHAI
COM

    783
250000
DEFINED 01
X


CANNONDALE
COM
137798104
  1149
482700
DEFINED 01
X


CERTEGY
COM
156880106
  2269
61150
DEFINED 01
X


COMCAST
COM
200300200
  1058
44400
DEFINED 01
X


COMCAST
COM
200300200
    715
30000
DEFINED 01


X
COX COMMUNICAT
COM
224044107
  8999
326650
DEFINED 01
X


COX COMMUNICAT
COM
224044107
  2036
73920
DEFINED 01


X
DREYER'S GRAND
COM
261878102
17150
250000
DEFINED 01
X


EQUIFAX
COM
294429105
  3302
122300
DEFINED 01
X


EQUIFAX
COM
294429105
  1350
50000
DEFINED 01


X
ENRON RESOURCES
COM
293562104
  1878
47300
DEFINED 01
X


FIRST CONSULTING
COM
31986R103
    645
75000
DEFINED 01
X


FIDELITY NATIONAL
COM
316326107
  1738
55000
DEFINED 01
X


FRESH DEL MONTE
COM

  8900
356000
DEFINED 01
X


FRESH DEL MONTE
COM

  2500
100000
DEFINED 01


X
GEMSTAR
COM
36866W106
    108
20000
DEFINED 01
X


GLACIER WATER
COM
376395109
  2219
169400
DEFINED 01
X


HELLENIC TELECOM
COM
423325307
  1562
200000
DEFINED 01
X


NUEVO GR. IUSACELL
COM
670512100
    106
65231
DEFINED 01
X


MERIDIAN RESOURCES
COM
58977Q109
  2511
675000
DEFINED 01
X


NOVELL
COM
670006105
    257
80200
DEFINED 01
X


NUEVO ENERGY
COM
670509108
    506
32000
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
13475
522500
DEFINED 01
X


PLAINS RESOURCES
COM
726540503
24878
930000
DEFINED 01
X


PLAINS RESOURCES
COM
726540503
  1338
50000
DEFINED 01


X
SCIQUEST
COM
80908Q107
    150
200000
DEFINED 01
X


SOLUTIA
COM
834376105
  1229
175000
DEFINED 01
X


SOLUTIA
COM
834376105
    702
100000
DEFINED 01


X
SUPERVALU
COM
868536103
  5806
236700
DEFINED 01
X


SUPERVALU
COM
868536103
  1227
50000
DEFINED 01


X
TUBOS DE ACERO
COM
898592506
    782
85000
DEFINED 01
X


TV AZTECA ADR
COM
901145102
   1022
150000
DEFINED 01
X




TOTAL						135385